Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 93.14%
FAR EAST — 63.35%
China — 21.23%
AIA Group Ltd.	4,016,600	$33,441,839
Alibaba Group Holding Ltd. *	2,301,100	22,963,457
ANTA Sports Products Ltd.	1,063,800	11,166,490
BYD Co. Ltd. - H	346,000	8,523,905
China Merchants Bank Co. Ltd. - H	1,840,417	8,517,195
Foshan Haitian Flavouring & Food Co. Ltd. - A	1,569,901	18,285,963
Galaxy Entertainment Group Ltd.	3,943,000	23,176,530
KE Holdings, Inc. - ADR 1,*	422,948	7,410,049
Kweichow Moutai Co. Ltd. - A	178,910	47,085,759
Li Ning Co. Ltd.	1,094,500	8,304,939
Link REIT	2,245,600	15,675,431
Meituan - B 2,*	2,122,800	44,613,739
Pinduoduo, Inc. - ADR 1,*	298,533	18,682,195
Proya Cosmetics Co. Ltd. - A	967,387	22,185,339
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A	204,279	8,592,687
Silergy Corp.	487,000	6,351,430
Suzhou Maxwell Technologies Co. Ltd. - A	192,420	13,115,990
Tencent Holdings Ltd.	735,145	24,830,492
Trip.com Group Ltd. - ADR 1,*	905,471	24,728,413
Yum China Holdings, Inc. [1]	322,177	15,248,637
		382,900,479
India — 17.43%
Bharat Electronics Ltd.	15,979,482	19,705,277
Bharat Forge Ltd.	1,053,750	8,940,742
Bharti Airtel Ltd.	2,219,068	21,717,971
Cipla Ltd.	1,503,274	20,494,963
DLF Ltd.	3,811,716	16,551,151
Godrej Consumer Products Ltd. *	834,476	9,293,133
HDFC Bank Ltd. - ADR [1]	368,855	21,548,509
Housing Development Finance Corp. Ltd.	1,054,587	29,422,482
ICICI Bank Ltd. - SP ADR [1]	1,704,323	35,739,653
Larsen & Toubro Ltd.	908,271	20,504,492
Max Healthcare Institute Ltd. *	1,478,729	7,374,046
Power Grid Corp. of India Ltd.	8,744,943	22,706,332
Reliance Industries Ltd.	1,281,859	37,202,212
State Bank of India	2,931,587	18,985,119
Sun Pharmaceutical Industries Ltd.	1,610,215	18,700,775
Tata Consultancy Services Ltd.	151,937	5,568,324
		314,455,181
South Korea — 9.50%
Coupang, Inc. 1,*	884,603	14,746,332
Hyundai Mipo Dockyard Co. Ltd. *	239,455	17,049,380
KB Financial Group, Inc.	401,988	12,139,450
	Shares, Principal Amount, or Number of Contracts	Value
KT Corp.	774,012	$19,456,733
LG Energy Solution Ltd. *	47,093	13,885,764
Macquarie Korea Infrastructure Fund	1,043,046	8,543,595
Samsung Biologics Co. Ltd. 2,*	14,031	7,854,133
Samsung Electronics Co. Ltd.	1,822,019	66,903,177
SK Hynix, Inc.	187,349	10,716,404
		171,294,968
Taiwan — 7.56%
Chailease Holding Co. Ltd.	1	6
Delta Electronics, Inc.	1,771,000	14,067,277
Hon Hai Precision Industry Co. Ltd.	7,972,000	25,527,279
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,411,045	96,741,245
		136,335,807
Indonesia — 3.50%
Bank Central Asia Tbk PT	44,132,475	24,636,486
Bank Mandiri Persero Tbk PT	23,413,300	14,376,718
Telkom Indonesia Persero Tbk PT	46,212,600	13,468,476
United Tractors Tbk PT	4,979,300	10,691,280
		63,172,960
Thailand — 3.05%
Airports of Thailand PCL - NVDR *	13,124,500	25,138,650
Energy Absolute PCL - NVDR	4,275,700	9,964,720
PTT Exploration & Production PCL - NVDR	2,187,000	9,325,838
SCB X PCL - NVDR	3,862,700	10,584,345
		55,013,553
Japan — 0.45%
Keyence Corp.	24,500	8,098,733
Vietnam — 0.44%
Masan Group Corp.	1,917,480	7,900,329
Philippines — 0.19%
International Container Terminal Services, Inc.	1,293,697	3,450,131
Total FAR EAST (Cost $1,093,639,511)		1,142,622,141
SOUTH AMERICA — 11.12%
Brazil — 9.43%
Ambev SA - ADR [1]	7,775,077	22,003,468
Banco BTG Pactual SA *	3,042,640	14,055,927
Banco do Brasil SA	3,262,700	23,255,965
CCR SA	3,357,600	7,817,709
Equatorial Energia SA	630,200	3,137,945
Iguatemi SA	1,714,400	6,480,228
Localiza Rent a Car SA	1,026,100	11,586,150
Lojas Renner SA *	4,727,500	24,468,527
Minerva SA	2,766,200	6,420,203
Petro Rio SA *	2,722,800	13,910,919

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Petroleo Brasileiro SA - SP ADR [1]	565,648	$6,980,096
Rumo SA	2,541,300	8,738,980
SLC Agricola SA	2,037,214	16,326,112
WEG SA	808,500	4,803,623
		169,985,852
Uruguay — 1.43%
Globant SA 1,*	71,450	13,366,866
MercadoLibre, Inc. 1,*	15,075	12,478,784
		25,845,650
Peru — 0.26%
Cia de Minas Buenaventura SAA - ADR [1]	704,434	4,740,841
Total SOUTH AMERICA (Cost $205,110,234)		200,572,343
NORTH AMERICA — 8.56%
United States — 3.01%
EPAM System, Inc. *	61,051	22,112,062
MELI Kaszek Pioneer Corp. - A *	826,861	8,161,118
Newmont Corp.	298,378	12,540,827
Samsonite International SA 2,*	4,764,900	11,428,156
		54,242,163
Canada — 2.86%
Cameco Corp. [1]	1,072,897	28,442,500
Ivanhoe Mines Ltd. - A *	1,400,000	9,010,026
Nutrien Ltd. [1]	169,457	14,129,325
		51,581,851
Mexico — 2.69%
Arca Continental SAB de CV	1,394,000	10,037,187
Grupo Financiero Banorte SAB de CV - O	6,010,592	38,502,767
		48,539,954
Total NORTH AMERICA (Cost $145,242,996)		154,363,968
MIDDLE EAST — 8.10%
Saudi Arabia — 3.43%
Nahdi Medical Co.	269,675	13,536,550
Saudi Arabian Mining Co. *	375,410	6,863,891
Saudi Arabian Oil Co. [2]	3,123,658	29,737,181
Saudi Telecom Co.	1,120,943	11,669,432
		61,807,054
United Arab Emirates — 2.17%
Abu Dhabi National Oil Co for Distribution PJSC	8,178,434	9,885,889
Dubai Electricity & Water Authority PJSC *	20,458,334	13,924,433
Emaar Properties PJSC	9,749,627	15,298,422
		39,108,744
Qatar — 1.45%
Qatar Gas Transport Co. Ltd.	3,857,309	4,326,817
	Shares, Principal Amount, or Number of Contracts	Value
Qatar National Bank QPSC	4,010,614	$21,828,326
		26,155,143
Israel — 1.05%
Elbit Systems Ltd.	73,224	13,863,730
ICL Group Ltd.	637,559	5,109,684
		18,973,414
Total MIDDLE EAST (Cost $149,393,045)		146,044,355
AFRICA — 1.63%
South Africa — 1.63%
Capitec Bank Holdings Ltd.	71,934	6,162,906
Naspers Ltd. - N	139,800	17,338,495
The Bidvest Group Ltd.	550,356	5,961,413
		29,462,814
Total AFRICA (Cost $35,951,745)		29,462,814
EUROPE — 0.38%
Greece — 0.38%
OPAP SA	578,534	6,938,050
Russia — 0.00%
Polyus PJSC ^	63,751	0
Total EUROPE (Cost $21,093,549)		6,938,050
Total COMMON STOCKS (Cost $1,650,431,080)		1,680,003,671
PREFERRED STOCKS — 0.45%
SOUTH AMERICA — 0.45%
Chile — 0.45%
Sociedad Quimica y Minera de Chile SA - SP ADR, 8.15% [1,3]	89,302	8,104,157
Total SOUTH AMERICA (Cost $7,766,445)		8,104,157
Total PREFERRED STOCKS (Cost $7,766,445)		8,104,157
RIGHTS — 0.00%
SOUTH AMERICA — 0.00%
Brazil — 0.00%
Localiza Rent a Car SA *	3,148	4,960
Total SOUTH AMERICA (Cost $0)		4,960
Total RIGHTS (Cost $0)		4,960

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 7.12%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 2.25% [4] (Cost $128,412,859)	128,412,859	$128,412,859

TOTAL INVESTMENTS (Cost $1,786,610,384)	100.71%	$1,816,525,647
Liabilities in Excess of Other Assets	(0.71)%	(12,732,098)
Net Assets	100.00%	$1,803,793,549

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $93,633,209, which represents 5% of Net Assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of September 30, 2022 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 93.35%
FAR EAST — 74.52%
China — 24.21%
Akeso, Inc. 1,*	454,000	$1,242,833
Bethel Automotive Safety Systems Co. Ltd. -A	109,306	1,319,698
Bosideng International Holdings Ltd.	2,468,000	1,217,071
Centre Testing International Group Co. Ltd. - A	189,500	542,709
China National Building Material Co. Ltd. - H	788,000	600,003
Estun Automation Co. Ltd. - A	199,678	527,925
Hygeia Healthcare Holdings Co. Ltd. 1,*	225,600	1,261,958
Innovent Biologics, Inc. 1,*	232,500	714,546
Jiangsu Hengli Hydraulic Co. Ltd. - A	140,250	891,189
Jiumaojiu International Holdings Ltd. [1]	463,000	752,938
Longshine Technology Group Co. Ltd. - A	402,025	1,212,276
Ming Yang Smart Energy Group Ltd. - A	342,600	1,157,772
Nantong Jianghai Capacitor Co. Ltd. - A	380,800	1,293,657
Pacific Basin Shipping Ltd.	3,196,000	986,875
Proya Cosmetics Co. Ltd. - A	92,020	2,110,319
Shenzhen Kedali Industry Co. Ltd. - A	80,600	1,089,346
Silergy Corp.	94,000	1,225,943
SITC International Holdings Co. Ltd.	665,000	1,219,566
Sunresin New Materials Co. Ltd. - A	144,269	1,475,555
Suzhou Maxwell Technologies Co. Ltd. - A	20,380	1,389,169
Wuhan DR Laser Technology Corp. Ltd. - A	30,600	745,505
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H [1]	650,000	1,471,026
		24,447,879
India — 24.16%
Aavas Financiers Ltd. *	18,531	507,912
AU Small Finance Bank Ltd. [1]	251,748	1,902,069
Campus Activewear Ltd. *	231,733	1,616,210
Devyani International Ltd. *	324,351	769,883
Dixon Technologies India Ltd.	24,638	1,312,861
Godrej Properties Ltd. *	57,226	831,074
Gujarat Fluorochemicals Ltd.	31,613	1,523,773
Hindustan Petroleum Corp. Ltd.	260,883	689,233
Hitachi Energy India Ltd.	17,133	729,851
Indian Energy Exchange Ltd. [1]	382,339	661,391
Indian Hotels Co. Ltd.	189,907	767,926
KPIT Technologies Ltd.	275,917	2,212,663
	Shares, Principal Amount, or Number of Contracts	Value
Max Healthcare Institute Ltd. *	259,181	$1,292,470
Motherson Sumi Wiring India Ltd.	983,699	1,046,106
Navin Fluorine International Ltd.	24,570	1,349,941
Oberoi Realty Ltd.	99,366	1,113,223
PB Fintech Ltd. *	181,608	1,044,898
Radico Khaitan Ltd.	45,535	581,818
Syngene International Ltd. [1]	134,726	922,974
TVS Motor Co. Ltd.	95,631	1,205,361
UPL Ltd.	70,962	582,101
Varun Beverages Ltd.	98,234	1,255,597
Voltas Ltd.	43,536	482,549
		24,401,884
Vietnam — 7.66%
Asia Commercial Bank JSC *	619,593	613,153
FPT Corp.	660,680	2,372,994
Masan Group Corp.	278,280	1,146,559
Military Commercial Joint Stock Bank *	1,101,788	978,242
Mobile World Investment Corp.	936,000	2,620,565
		7,731,513
Indonesia — 5.62%
Adi Sarana Armada Tbk PT *	8,357,300	694,353
Bank BTPN Syariah Tbk PT	6,501,800	1,163,630
Indosat Tbk PT	2,051,300	972,041
Merdeka Copper Gold Tbk PT *	5,631,700	1,449,625
Sumber Alfaria Trijaya Tbk PT	8,903,200	1,397,214
		5,676,863
Taiwan — 5.13%
ASPEED Technology, Inc.	22,700	1,249,354
Sinbon Electronics Co. Ltd.	221,000	1,835,636
Voltronic Power Technology Corp.	47,550	2,091,275
		5,176,265
South Korea — 3.58%
Hyundai Mipo Dockyard Co. Ltd. *	16,892	1,202,723
LEENO Industrial, Inc.	14,612	1,257,075
Samsung Engineering Co. Ltd. *	73,691	1,160,031
		3,619,829
Thailand — 2.32%
Bangchak Corp PCL - NVDR	780,800	609,070
Chularat Hospital PCL - NVDR	11,341,800	1,105,674
Thai Oil PCL - NVDR	460,200	623,789
		2,338,533
Cambodia — 0.92%
NagaCorp Ltd. *	1,421,339	930,864
Australia — 0.92%
Paladin Energy Ltd. *	1,971,320	929,836
Total FAR EAST (Cost $76,956,278)		75,253,466

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOUTH AMERICA — 11.68%
Brazil — 10.94%
Arezzo Industria e Comercio SA	68,300	$1,250,566
Cia Brasileira de Aluminio	643,600	1,373,258
Lojas Renner SA *	96,000	496,876
Orizon Valorizacao de Residuos SA *	140,000	1,033,711
Petro Rio SA *	387,500	1,979,757
Petroreconcavo SA	382,400	1,780,731
SLC Agricola SA	235,800	1,889,687
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	487,300	1,242,110
		11,046,696
Argentina — 0.74%
Pampa Energia SA - SP ADR 2,*	32,956	750,408
Total SOUTH AMERICA (Cost $11,445,548)		11,797,104
MIDDLE EAST — 3.65%
Saudi Arabia — 2.59%
Leejam Sports Co. JSC	23,242	474,433
Nahdi Medical Co.	42,681	2,142,407
		2,616,840
Qatar — 1.06%
Qatar Gas Transport Co. Ltd.	948,814	1,064,303
Total MIDDLE EAST (Cost $3,466,985)		3,681,143
NORTH AMERICA — 3.50%
Canada — 2.55%
Filo Mining Corp. *	97,200	1,167,371
Ivanhoe Mines Ltd. - A *	217,994	1,402,951
		2,570,322
United States — 0.95%
Parade Technologies Ltd.	52,455	963,888
Total NORTH AMERICA (Cost $4,264,790)		3,534,210
Total COMMON STOCKS (Cost $96,133,601)		94,265,923
PREFERRED STOCKS — 0.76%
SOUTH AMERICA — 0.76%
Brazil — 0.76%
Metalurgica Gerdau SA, 13.60% [3]	390,400	767,867
Total SOUTH AMERICA (Cost $817,936)		767,867
Total PREFERRED STOCKS (Cost $817,936)		767,867
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 5.16%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 2.25% [4] (Cost $5,204,766)	5,204,766	$5,204,766

TOTAL INVESTMENTS (Cost $102,156,303)	99.27%	$100,238,556
Other Assets In Excess of Liabilities	0.73%	739,887
Net Assets	100.00%	$100,978,443

JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $8,929,735, which represents 9% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of September 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOVEREIGN BONDS — 20.77%
Brazil — 1.82%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 1/1/27 [1]	2,000,000	$349,779
Brazil Notas do Tesouro Nacional Serie F 10.00%, 1/1/31 [1]	2,500,000	419,224
		769,003
Chile — 1.10%
Chile Government International Bond 3.24%, 2/6/28 [2]	250,000	225,026
Chile Government International Bond 2.45%, 1/31/31 [2]	300,000	239,977
		465,003
China — 4.59%
China Government Bond 2.68%, 5/21/30 [1]	7,000,000	982,547
China Government Bond 3.27%, 11/19/30 [1]	6,500,000	953,659
		1,936,206
Colombia — 0.51%
Colombia Government International Bond 3.00%, 1/30/30 [2]	300,000	215,012
Czech Republic — 1.21%
Czech Republic Government Bond 2.40%, 9/17/25 [1]	10,000,000	364,580
Czech Republic Government Bond 1.20%, 3/13/31 [1]	5,000,000	144,621
		509,201
Dominican Republic — 0.54%
Dominican Republic International Bond 4.88%, 9/23/32 [2]	300,000	225,543
Egypt — 0.28%
Egypt Government International Bond 5.88%, 2/16/31 [2]	200,000	116,780
Indonesia — 1.38%
Indonesia Treasury Bond 7.00%, 9/15/30 [1]	9,000,000,000	580,090
Mexico — 3.14%
Mexican Bonos 7.75%, 5/29/31 [1]	5,000,000	220,528
Mexican Bonos 8.50%, 11/18/38 [1]	11,000,000	493,122
	Shares, Principal Amount, or Number of Contracts	Value
Mexico Government International Bond 4.50%, 4/22/29 [2]	260,000	$240,447
Petroleos Mexicanos 6.50%, 3/13/27 [2]	300,000	251,250
Petroleos Mexicanos 6.70%, 2/16/32 [2]	169,000	118,575
		1,323,922
Oman — 0.67%
Oman Government International Bond 6.00%, 8/1/29 [2]	300,000	280,199
Peru — 0.79%
Peruvian Government International Bond 6.95%, 8/12/31 [1]	1,500,000	334,877
Poland — 0.91%
Republic of Poland Government Bond 1.75%, 4/25/32 [1]	3,000,000	385,009
Qatar — 0.89%
Qatar Government International Bond 3.75%, 4/16/30 [2]	400,000	376,500
Saudi Arabia — 1.87%
Saudi Government International Bond 3.25%, 10/22/30 [2]	500,000	450,502
Saudi Government International Bond 2.75%, 2/3/32 [2]	400,000	339,017
		789,519
South Africa — 0.50%
Republic of South Africa Government Bond 8.50%, 1/31/37 [1]	4,900,000	209,143
United Arab Emirates — 0.57%
Abu Dhabi Government International Bond 1.70%, 3/2/31 [2]	300,000	238,534
Total SOVEREIGN BONDS (Cost $10,019,328)		8,754,541
COMMON STOCKS — 73.55%
Argentina — 0.65%
Pampa Energia SA - SP ADR 2,*	12,079	275,039
Brazil — 5.60%
Banco do Brasil SA	62,600	446,202
Cia de Saneamento Basico do Estado de Sao Paulo *	23,100	212,485
Iguatemi SA	58,600	221,501
Lojas Renner SA *	50,800	262,930
Petro Rio SA *	114,900	587,030

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Petroleo Brasileiro SA - SP ADR [2,3]	21,311	$262,978
SLC Agricola SA	46,000	368,641
		2,361,767
Canada — 3.12%
B2Gold Corp.	64,300	206,676
Cameco Corp. [2]	17,305	458,755
Ivanhoe Mines Ltd. - A *	46,700	300,549
Nutrien Ltd. [2,3]	4,189	349,279
		1,315,259
China — 13.30%
AIA Group Ltd.	35,200	293,072
Alibaba Group Holding Ltd. *	40,200	401,169
Autohome, Inc. - ADR [2]	5,834	167,786
BYD Co. Ltd. - H	6,561	161,634
H World Group Ltd. - ADR [2]	6,636	222,572
Innovent Biologics, Inc. 4,*	50,000	153,666
JD Health International, Inc. 4,*	41,772	237,948
JD.com, Inc. - A	1,783	44,982
JD.com, Inc. - ADR [2,3]	4,078	205,123
KE Holdings, Inc. - ADR 2,*	19,919	348,981
Li Ning Co. Ltd.	46,184	350,439
Meituan - B 4,*	36,052	757,685
Pinduoduo, Inc. - ADR 2,*	7,399	463,029
Postal Savings Bank of China Co. Ltd. - H [4]	286,000	168,101
Tencent Holdings Ltd.	16,553	559,099
Trip.com Group Ltd. - ADR 2,*	17,832	486,992
Yum China Holdings, Inc. [2]	8,108	383,752
Yunnan Botanee Bio-Technology Group Co. Ltd. - A	8,400	203,540
		5,609,570
France — 0.49%
L'Oreal SA	651	208,152
India — 11.72%
Apollo Hospitals Enterprise Ltd.	4,666	249,647
Asian Paints Ltd.	8,053	329,220
Bharti Airtel Ltd.	46,201	452,168
DLF Ltd.	80,179	348,152
Godrej Consumer Products Ltd. *	18,795	209,310
HDFC Bank Ltd. - ADR [2,3]	11,267	658,218
Housing Development Finance Corp. Ltd.	16,751	467,345
ICICI Bank Ltd. - SP ADR [2]	34,056	714,154
MakeMyTrip Ltd. 2,*	12,310	377,917
Power Grid Corp. of India Ltd.	167,822	435,752
Reliance Industries Ltd.	24,096	699,316
		4,941,199
	Shares, Principal Amount, or Number of Contracts	Value
Indonesia — 3.18%
Bank Central Asia Tbk PT	1,411,545	$787,980
Bank Negara Indonesia Persero Tbk PT	941,200	550,506
		1,338,486
Mexico — 2.37%
America Movil SAB de CV - SP ADR - L [2]	15,626	257,360
Grupo Financiero Banorte SAB de CV - O	114,871	735,843
Sitios Latinoamerica SAB de CV *	15,626	7,115
		1,000,318
Netherlands — 0.86%
ASML Holding NV	876	362,909
Qatar — 1.21%
Qatar National Bank QPSC	93,873	510,917
Saudi Arabia — 4.19%
Nahdi Medical Co.	6,402	321,354
Saudi Arabian Oil Co. [4]	108,945	1,037,155
Saudi Telecom Co.	39,250	408,607
		1,767,116
South Korea — 9.77%
Hankook Tire & Technology Co. Ltd.	12,863	313,966
Hyundai Mipo Dockyard Co. Ltd. *	4,806	342,191
KB Financial Group, Inc.	8,371	252,792
Kia Corp.	6,212	309,184
LEENO Industrial, Inc.	2,632	226,432
LG Energy Solution Ltd. *	1,030	303,704
Macquarie Korea Infrastructure Fund	44,563	365,016
Samsung Card Co. Ltd.	14,533	305,322
Samsung Electronics Co. Ltd.	39,540	1,451,879
SK Hynix, Inc.	4,341	248,306
		4,118,792
Taiwan — 7.27%
ASPEED Technology, Inc.	4,000	220,150
Delta Electronics, Inc.	35,986	285,841
Hon Hai Precision Industry Co. Ltd.	121,103	387,786
Sinbon Electronics Co. Ltd.	40,136	333,372
Taiwan Semiconductor Manufacturing Co. Ltd.	138,668	1,838,099
		3,065,248

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Thailand — 1.44%
Airports of Thailand PCL - NVDR *	201,600	$386,144
PTT Exploration & Production PCL - NVDR	51,400	219,181
		605,325
United Arab Emirates — 3.08%
Air Arabia PJSC	983,661	556,956
Dubai Electricity & Water Authority PJSC *	694,582	472,749
Network International Holdings PLC 4,*	79,137	267,732
		1,297,437
United States — 5.30%
EPAM System, Inc. *	882	319,452
Liberty Media Corp.-Liberty Formula One - C 3,*	6,877	402,304
MELI Kaszek Pioneer Corp. - A 3,*	18,498	182,575
Newmont Corp. [3]	5,094	214,101
PriceSmart, Inc.	6,121	352,508
Samsonite International SA 4,*	318,354	763,542
		2,234,482
Total COMMON STOCKS (Cost $29,959,360)		31,012,016
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 4.63%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 2.25% [5] (Cost $1,952,581)	1,952,581	$1,952,581

TOTAL INVESTMENTS (Cost $41,931,269)	98.95%	$41,719,138
Other Assets in Excess of Liabilities	1.05%	444,770
Net Assets	100.00%	$42,163,908

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security, par value shown in local currency.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[4]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $3,385,829, which represents 8% of Net Assets.
[5]	7 day current yield as of September 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.90%
EUROPE — 51.84%
United Kingdom — 13.51%
Abcam PLC *	316,127	$4,720,322
Auto Trader Group PLC [1]	239,477	1,358,091
Balfour Beatty PLC	437,696	1,497,406
ConvaTec Group PLC [1]	1,106,038	2,513,551
Cranswick PLC	27,225	808,770
Ergomed PLC *	76,942	993,627
OSB Group PLC	554,126	2,578,431
Pets at Home Group PLC	241,542	704,191
RS GROUP PLC	227,892	2,432,721
Serco Group PLC	2,214,569	3,841,216
Serica Energy PLC	136,223	565,937
Trainline PLC 1,*	470,290	1,657,748
WH Smith PLC *	147,775	1,948,350
Yellow Cake PLC 1,*	284,724	1,270,606
		26,890,967
France — 6.72%
Coface SA	159,006	1,519,457
Edenred	43,780	2,016,978
Gaztransport Et Technigaz SA	20,655	2,277,490
IPSOS	82,962	3,707,502
Vallourec SA *	253,370	2,427,982
Virbac SA	5,461	1,420,520
		13,369,929
Switzerland — 4.38%
Belimo Holding AG	2,759	1,014,749
Flughafen Zurich AG *	13,271	1,961,531
Siegfried Holding AG *	2,725	2,014,760
Tecan Group AG	6,768	2,321,723
u-blox Holding AG *	11,670	1,413,254
		8,726,017
Germany — 4.34%
Befesa SA [1]	20,933	635,261
GFT Technologies SE	67,260	2,001,560
Hornbach Holding AG & Co. KGaA	13,344	836,917
HUGO BOSS AG	52,540	2,446,307
Rheinmetall AG	11,515	1,772,935
SMA Solar Technology AG *	20,240	938,669
		8,631,649
Denmark — 3.92%
ISS A/S *	234,923	3,621,620
Matas A/S	119,431	1,058,664
Ossur HF *	216,868	846,309
Royal Unibrew A/S	35,151	2,277,642
		7,804,235
Netherlands — 3.37%
Corbion NV	43,420	1,080,113
Fugro NV *	234,359	2,372,868
OCI NV	88,890	3,254,403
		6,707,384
	Shares, Principal Amount, or Number of Contracts	Value
Finland — 3.09%
Huhtamaki OYJ	82,330	$2,618,331
Metso Outotec OYJ	531,292	3,523,302
		6,141,633
Sweden — 2.99%
Hexatronic Group AB	419,633	3,916,735
Kindred Group PLC	168,859	1,265,344
Note AB *	54,309	774,927
		5,957,006
Italy — 2.82%
FinecoBank Banca Fineco SpA	85,216	1,052,460
Intercos SpA *	141,908	1,454,063
Leonardo SpA	389,135	2,755,232
Seco SpA *	91,341	355,232
		5,616,987
Austria — 2.15%
BAWAG Group AG 1,*	49,825	2,141,892
DO & CO AG *	32,221	2,137,631
		4,279,523
Belgium — 1.35%
Lotus Bakeries NV	525	2,688,399
Ireland — 1.34%
Glanbia PLC	230,731	2,668,309
Norway — 1.10%
Aker Solutions ASA	627,765	2,182,601
Spain — 0.76%
Indra Sistemas SA	198,076	1,508,272
Total EUROPE (Cost $121,296,306)		103,172,911
FAR EAST — 22.02%
Japan — 17.30%
Asics Corp.	193,200	3,076,910
Azbil Corp.	58,100	1,514,501
Calbee, Inc.	83,500	1,788,034
Capcom Co. Ltd.	67,500	1,699,477
Fujitec Co. Ltd.	51,550	1,036,907
Fukuoka Financial Group, Inc.	115,000	2,048,056
IHI Corp.	108,200	2,314,216
Koito Manufacturing Co. Ltd.	59,400	812,121
MINEBEA MITSUMI, Inc.	75,654	1,119,215
MonotaRO Co. Ltd.	191,690	2,941,454
Morinaga & Co. Ltd.	69,600	1,904,555
Nichias Corp.	63,030	977,565
Shibaura Machine Co. Ltd.	81,200	1,615,968
Sundrug Co. Ltd.	121,900	2,966,207
Tokai Carbon Co. Ltd.	160,600	1,088,344
Toyo Tire Corp.	125,600	1,367,103
Visional, Inc. *	46,700	2,879,082
Yokogawa Electric Corp.	208,700	3,287,893
		34,437,608
Australia — 1.26%
Cochlear Ltd.	14,810	1,839,663

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Paladin Energy Ltd. *	1,405,209	$662,812
		2,502,475
Indonesia — 1.09%
Indosat Tbk PT	2,275,200	1,078,140
Sumber Alfaria Trijaya Tbk PT	6,937,000	1,088,650
		2,166,790
China — 0.94%
AK Medical Holdings Ltd. [1]	1,132,000	1,107,533
Autohome, Inc. - ADR [2]	26,565	764,009
		1,871,542
Taiwan — 0.94%
Giant Manufacturing Co. Ltd.	290,589	1,870,783
India — 0.49%
Max Healthcare Institute Ltd. *	194,458	969,713
Total FAR EAST (Cost $51,615,939)		43,818,911
NORTH AMERICA — 15.61%
Canada — 12.39%
Boardwalk REIT	51,774	1,733,858
Cameco Corp.	88,600	2,351,378
Empire Co. Ltd. - A	52,100	1,295,947
K92 Mining, Inc. *	180,054	1,029,736
Kinaxis, Inc. *	37,911	3,761,871
Major Drilling Group International, Inc. *	264,133	1,588,986
Martinrea International, Inc.	130,600	808,361
Pason Systems, Inc.	272,200	2,605,049
Precision Drilling Corp. *	60,300	3,052,651
TELUS International CDA, Inc. 2,*	113,400	2,966,544
Trican Well Service Ltd. *	684,700	1,422,586
Xenon Pharmaceuticals, Inc. 2,*	56,338	2,033,802
		24,650,769
Mexico — 1.94%
Banco del Bajio SA [1]	1,132,046	2,866,160
GCC SAB de CV	169,186	1,002,792
		3,868,952
United States — 1.28%
Samsonite International SA 1,*	1,067,100	2,559,337
Total NORTH AMERICA (Cost $35,155,311)		31,079,058
SOUTH AMERICA — 4.14%
Brazil — 4.14%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	442,200	1,505,874
Embraer SA - SP ADR 2,*	95,935	825,041
Lojas Renner SA *	208,200	1,077,598
M Dias Branco SA *	162,800	1,324,890
Minerva SA	484,500	1,124,499
	Shares, Principal Amount, or Number of Contracts	Value
Sendas Distribuidora SA	733,200	$2,385,396
		8,243,298
Total SOUTH AMERICA (Cost $9,838,214)		8,243,298
MIDDLE EAST — 1.29%
Israel — 1.29%
Nice Ltd. - SP ADR 2,*	13,605	2,561,005
Total MIDDLE EAST (Cost $2,860,527)		2,561,005
Total COMMON STOCKS (Cost $220,766,297)		188,875,183
SHORT TERM INVESTMENTS — 4.55%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 2.25% [3] (Cost $9,057,251)	9,057,251	9,057,251

TOTAL INVESTMENTS (Cost $229,823,548)	99.45%	$197,932,434
Other Assets In Excess of Liabilities	0.55%	1,087,314
Net Assets	100.00%	$199,019,748

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $16,110,179, which represents 8% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of September 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.57%
HEALTH CARE — 33.07%
Biotechnology — 18.37%
Acumen Pharmaceuticals, Inc. *	63,047	$632,361
Altimmune, Inc. *	105,103	1,342,165
Apellis Pharmaceuticals, Inc. *	31,041	2,120,100
Avid Bioservices, Inc. *	56,272	1,075,921
BELLUS Health, Inc. 1,*	40,892	431,820
Biomea Fusion, Inc. *	43,542	425,841
C4 Therapeutics, Inc. *	56,760	497,785
Chinook Therapeutics, Inc. *	80,876	1,590,022
Crinetics Pharmaceuticals, Inc. *	156,754	3,078,649
CTI BioPharma Corp. *	180,142	1,048,426
Cytokinetics, Inc. *	70,499	3,415,677
Day One Biopharmaceuticals, Inc. *	54,062	1,082,862
Dynavax Technologies Corp. *	79,442	829,375
Imago Biosciences, Inc. *	37,955	571,223
IVERIC bio, Inc. *	82,846	1,486,257
KalVista Pharmaceuticals, Inc. *	28,778	417,569
Merus NV 1,*	76,303	1,528,349
Morphic Holding, Inc. *	13,447	380,550
Nuvalent, Inc. - A *	78,443	1,524,932
Relay Therapeutics, Inc. *	86,340	1,931,426
REVOLUTION Medicines, Inc. *	24,153	476,297
SpringWorks Therapeutics, Inc. *	21,938	625,891
Vaxcyte, Inc. *	55,942	1,342,608
VectivBio Holding AG 1,*	45,215	271,290
Viridian Therapeutics, Inc. *	28,874	592,206
Xenon Pharmaceuticals, Inc. 1,*	122,092	4,407,521
Y-mAbs Therapeutics, Inc. *	32,751	472,269
		33,599,392
Health Care Equipment & Supplies — 9.07%
Alphatec Holdings, Inc. *	148,183	1,295,119
Cutera, Inc. *	28,476	1,298,506
EDAP TMS SA - ADR 1,*	88,144	727,188
Establishment Labs Holdings, Inc. 1,*	16,776	916,137
Inspire Medical Systems, Inc. *	7,568	1,342,336
Lantheus Holdings, Inc. *	36,675	2,579,353
OrthoPediatrics Corp. *	13,733	633,641
PROCEPT BioRobotics Corp. *	51,588	2,138,838
SeaSpine Holdings Corp. *	93,807	532,824
SI-BONE, Inc. *	47,222	824,496
TransMedics Group, Inc. *	61,736	2,576,861
Treace Medical Concepts, Inc. *	78,151	1,724,792
		16,590,091
Pharmaceuticals — 3.05%
CinCor Pharma, Inc. *	43,478	1,426,948
	Shares, Principal Amount, or Number of Contracts	Value
DICE Therapeutics, Inc. *	57,082	$1,157,623
Satsuma Pharmaceuticals, Inc. *	98,932	593,592
Ventyx Biosciences, Inc. *	68,809	2,402,122
		5,580,285
Health Care Providers & Services — 2.10%
AirSculpt Technologies, Inc.	142,203	914,365
Cross Country Healthcare, Inc. *	103,350	2,932,040
		3,846,405
Health Care Technology — 0.48%
Phreesia, Inc. *	34,594	881,455
Total HEALTH CARE (Cost $49,254,451)		60,497,628
INFORMATION TECHNOLOGY — 20.34%
Communications Equipment — 7.70%
Aviat Networks, Inc. *	35,268	965,638
Calix, Inc. *	48,222	2,948,293
Clearfield, Inc. *	27,504	2,878,019
Digi International, Inc. *	69,162	2,390,930
Extreme Networks, Inc. *	146,186	1,910,651
Harmonic, Inc. *	228,832	2,990,834
		14,084,365
IT Services — 5.61%
Endava PLC - SP ADR 1,*	8,995	725,267
Flywire Corp. *	64,620	1,483,675
Grid Dynamics Holdings, Inc. *	172,591	3,232,629
I3 Verticals, Inc. - A *	52,554	1,052,657
International Money Express, Inc. *	74,248	1,692,112
Payoneer Global, Inc. *	344,331	2,083,202
		10,269,542
Semiconductors & Semiconductor Equipment — 4.20%
Aehr Test Systems *	31,227	440,301
Axcelis Technologies, Inc. *	31,211	1,890,138
Impinj, Inc. *	49,219	3,938,997
Maxeon Solar Technologies Ltd. 1,*	47,740	1,134,780
SMART Global Holdings, Inc. *	17,805	282,565
		7,686,781
Software — 2.51%
A10 Networks, Inc.	47,727	633,337
Agilysys, Inc. *	34,877	1,930,442
Alkami Technology, Inc. *	75,554	1,137,088
Docebo, Inc. 1,*	32,881	888,116
		4,588,983
Electronic Equipment, Instruments & Components — 0.32%
CTS Corp.	13,994	582,850
Total INFORMATION TECHNOLOGY (Cost $31,871,496)		37,212,521

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONSUMER DISCRETIONARY — 14.30%
Hotels, Restaurants & Leisure — 5.13%
Dave & Buster's Entertainment, Inc. *	23,993	$744,503
Everi Holdings, Inc. *	115,241	1,869,209
Full House Resorts, Inc. *	73,844	415,003
Kura Sushi USA, Inc. - A *	31,407	2,310,927
Playa Hotels & Resorts NV *	307,533	1,789,842
Xponential Fitness, Inc. - A *	123,361	2,252,572
		9,382,056
Diversified Consumer Services — 2.86%
European Wax Center, Inc. - A	112,256	2,071,123
Stride, Inc. *	45,284	1,903,286
Udemy, Inc. *	104,428	1,262,535
		5,236,944
Internet & Direct Marketing Retail — 2.53%
Liquidity Services, Inc. *	58,539	951,844
Xometry, Inc. - A *	64,657	3,671,871
		4,623,715
Distributors — 1.08%
Funko, Inc. - A *	97,556	1,972,582
Auto Components — 0.99%
Gentherm, Inc. *	6,562	326,328
XPEL, Inc. *	22,963	1,479,736
		1,806,064
Specialty Retail — 0.88%
Caleres, Inc.	42,135	1,020,510
Designer Brands, Inc. - A	39,341	602,311
		1,622,821
Household Durables — 0.61%
Skyline Champion Corp. *	21,136	1,117,460
Leisure Products — 0.22%
JAKKS Pacific, Inc. *	20,600	398,198
Total CONSUMER DISCRETIONARY (Cost $24,446,287)		26,159,840
CONSUMER STAPLES — 10.98%
Food Products — 4.25%
Sovos Brands, Inc. *	143,509	2,043,568
SunOpta, Inc. *	280,349	2,551,176
The Real Good Food Co., Inc. *	80,860	522,356
Utz Brands, Inc.	83,473	1,260,442
Vital Farms, Inc. *	117,142	1,402,190
		7,779,732
Beverages — 4.18%
Celsius Holdings, Inc. *	19,692	1,785,671
MGP Ingredients, Inc.	28,178	2,991,376
The Duckhorn Portfolio, Inc. *	117,137	1,690,287
	Shares, Principal Amount, or Number of Contracts	Value
The Vita Coco Co., Inc. *	104,078	$1,185,448
		7,652,782
Personal Products — 2.15%
elf Beauty, Inc. *	69,607	2,618,615
The Beauty Health Co. *	66,726	786,700
Thorne HealthTech, Inc. *	112,591	532,555
		3,937,870
Food & Staples Retailing — 0.40%
The Chefs' Warehouse, Inc. *	24,935	722,367
Total CONSUMER STAPLES (Cost $17,909,181)		20,092,751
INDUSTRIALS — 10.09%
Machinery — 2.89%
Energy Recovery, Inc. *	90,578	1,969,166
Federal Signal Corp.	16,065	599,546
The Shyft Group, Inc.	52,379	1,070,103
Titan International, Inc. *	94,476	1,146,939
Wabash National Corp.	32,140	500,098
		5,285,852
Construction & Engineering — 2.24%
Dycom Industries, Inc. *	19,878	1,898,945
NV5 Global, Inc. *	17,674	2,188,395
		4,087,340
Professional Services — 1.40%
HireRight Holdings Corp. *	76,234	1,163,331
Huron Consulting Group, Inc. *	14,052	930,945
Resources Connection, Inc.	25,921	468,392
		2,562,668
Air Freight & Logistics — 1.32%
Air Transport Services Group, Inc. *	44,078	1,061,839
Forward Air Corp.	14,971	1,351,283
		2,413,122
Trading Companies & Distributors — 1.04%
Karat Packaging, Inc. *	66,139	1,057,563
McGrath RentCorp	10,069	844,386
		1,901,949
Commercial Services & Supplies — 0.85%
Montrose Environmental Group, Inc. *	37,716	1,269,143
Performant Financial Corp. *	155,729	288,099
		1,557,242
Electrical Equipment — 0.35%
TPI Composites, Inc. *	56,808	640,794
Total INDUSTRIALS (Cost $18,606,766)		18,448,967

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ENERGY — 5.29%
Oil, Gas & Consumable Fuels — 5.29%
Energy Fuels, Inc. *	134,540	$823,385
Golar LNG Ltd. *	103,425	2,577,351
Green Plains, Inc. *	62,501	1,816,904
Matador Resources Co.	33,430	1,635,395
Ranger Oil Corp. - A	25,831	812,385
Uranium Energy Corp. 1,*	319,770	1,119,195
Vertex Energy, Inc. *	142,447	887,445
		9,672,060
Total ENERGY (Cost $9,704,763)		9,672,060
FINANCIALS — 3.20%
Insurance — 2.77%
BRP Group, Inc. - A *	69,028	1,818,888
James River Group Holdings Ltd.	28,438	648,671
Palomar Holdings, Inc. *	31,147	2,607,627
		5,075,186
Banks — 0.43%
Metropolitan Bank Holding Corp. *	12,087	777,919
Total FINANCIALS (Cost $4,860,035)		5,853,105
MATERIALS — 1.36%
Metals & Mining — 1.08%
ATI, Inc. *	74,306	1,977,283
Chemicals — 0.28%
Aspen Aerogels, Inc. *	54,434	501,881
Total MATERIALS (Cost $2,446,382)		2,479,164
UTILITIES — 0.56%
Independent Power and Renewable Electricity Producers — 0.56%
Altus Power, Inc. *	93,704	1,031,681
Total UTILITIES (Cost $1,203,431)		1,031,681
COMMUNICATION SERVICES — 0.38%
Media — 0.38%
Perion Network Ltd. 1,*	35,613	686,975
Total COMMUNICATION SERVICES (Cost $409,550)		686,975
Total COMMON STOCKS (Cost $160,712,342)		182,134,692
	Shares, Principal Amount, or Number of Contracts	Value
WARRANTS — 0.02%
EQRx, Inc., Exp. 12/31/2028, Strike $11.50 *	34,575	$28,352
Total WARRANTS (Cost $0)		28,352
SHORT TERM INVESTMENTS — 0.42%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 2.25% [2] (Cost $764,386)	764,386	764,386

TOTAL INVESTMENTS (Cost $161,476,728)	100.01%	$182,927,430
Liabilities In Excess of Other Assets	(0.01)%	(12,617)
Net Assets	100.00%	$182,914,813

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.52%
HEALTH CARE — 23.23%
Biotechnology — 11.36%
Apellis Pharmaceuticals, Inc. *	90,598	$6,187,843
Crinetics Pharmaceuticals, Inc. *	229,272	4,502,902
Cytokinetics, Inc. *	213,311	10,334,918
Galapagos NV - SP ADR 1,*	45,350	1,933,724
Halozyme Therapeutics, Inc. *	208,128	8,229,381
Karuna Therapeutics, Inc. *	12,527	2,817,698
Merus NV 1,*	90,392	1,810,552
Nuvalent, Inc. - A *	147,897	2,875,118
Relay Therapeutics, Inc. *	226,237	5,060,922
Xenon Pharmaceuticals, Inc. 1,*	266,070	9,605,127
		53,358,185
Health Care Equipment & Supplies — 8.71%
AtriCure, Inc. *	29,114	1,138,357
Axonics, Inc. *	93,730	6,602,341
Inari Medical, Inc. *	23,258	1,689,461
Inspire Medical Systems, Inc. *	29,719	5,271,259
Lantheus Holdings, Inc. *	125,787	8,846,600
PROCEPT BioRobotics Corp. *	88,874	3,684,716
Shockwave Medical, Inc. *	27,842	7,742,025
STAAR Surgical Co. *	49,929	3,522,491
TransMedics Group, Inc. *	58,302	2,433,526
		40,930,776
Pharmaceuticals — 1.74%
DICE Therapeutics, Inc. *	154,430	3,131,840
Pacira BioSciences, Inc. *	48,051	2,555,833
Ventyx Biosciences, Inc. *	71,160	2,484,196
		8,171,869
Health Care Providers & Services — 0.91%
AMN Healthcare Services, Inc. *	40,090	4,247,936
Health Care Technology — 0.51%
Allscripts Healthcare Solutions, Inc. *	156,655	2,385,855
Total HEALTH CARE (Cost $94,673,955)		109,094,621
INDUSTRIALS — 20.19%
Construction & Engineering — 5.90%
Ameresco, Inc. - A *	68,504	4,554,146
Comfort Systems USA, Inc.	44,490	4,330,212
Dycom Industries, Inc. *	43,807	4,184,883
Fluor Corp. *	106,932	2,661,537
Valmont Industries, Inc.	7,384	1,983,490
WillScot Mobile Mini Holdings Corp. *	248,346	10,015,794
		27,730,062
Machinery — 3.42%
Chart Industries, Inc. *	59,254	10,923,475
	Shares, Principal Amount, or Number of Contracts	Value
Evoqua Water Technologies Corp. *	86,302	$2,854,007
The Shyft Group, Inc.	112,514	2,298,661
		16,076,143
Commercial Services & Supplies — 3.35%
Casella Waste Systems, Inc. - A *	31,498	2,406,132
Driven Brands Holdings, Inc. *	120,412	3,369,128
Ritchie Bros Auctioneers, Inc. [1]	92,217	5,761,718
Tetra Tech, Inc.	32,630	4,193,934
		15,730,912
Professional Services — 2.89%
Exponent, Inc.	25,453	2,231,465
FTI Consulting, Inc. *	34,210	5,668,939
KBR, Inc.	131,506	5,683,689
		13,584,093
Trading Companies & Distributors — 1.82%
Applied Industrial Technologies, Inc.	32,309	3,320,719
Core & Main, Inc. - A *	230,378	5,238,796
		8,559,515
Electrical Equipment — 1.65%
Bloom Energy Corp. - A *	70,508	1,409,455
Enovix Corp. *	107,652	1,973,799
Shoals Technologies Group, Inc. - A *	201,250	4,336,938
		7,720,192
Aerospace & Defense — 0.72%
Axon Enterprise, Inc. *	29,225	3,382,794
Marine — 0.44%
Kirby Corp. *	33,839	2,056,396
Total INDUSTRIALS (Cost $96,790,642)		94,840,107
INFORMATION TECHNOLOGY — 17.22%
Software — 6.03%
Braze, Inc. - A *	49,326	1,718,024
Clear Secure, Inc. - A *	153,697	3,513,513
CyberArk Software Ltd. 1,*	41,363	6,201,968
EngageSmart, Inc. *	180,411	3,732,704
Gitlab, Inc. - A *	31,773	1,627,413
nCino, Inc. *	75,324	2,569,302
Paylocity Holding Corp. *	37,119	8,967,208
		28,330,132
Communications Equipment — 4.31%
Calix, Inc. *	188,816	11,544,210
Clearfield, Inc. *	23,427	2,451,401
Digi International, Inc. *	15,720	543,441
Extreme Networks, Inc. *	252,625	3,301,809

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Harmonic, Inc. *	182,514	$2,385,458
		20,226,319
IT Services — 3.50%
Endava PLC - SP ADR 1,*	31,380	2,530,169
ExlService Holdings, Inc. *	23,909	3,523,230
Flywire Corp. *	214,636	4,928,043
Grid Dynamics Holdings, Inc. *	166,828	3,124,689
Payoneer Global, Inc. *	384,886	2,328,560
		16,434,691
Semiconductors & Semiconductor Equipment — 3.38%
Axcelis Technologies, Inc. *	88,295	5,347,145
Impinj, Inc. *	88,317	7,068,010
Maxeon Solar Technologies Ltd. 1,*	145,350	3,454,969
		15,870,124
Total INFORMATION TECHNOLOGY (Cost $75,725,070)		80,861,266
CONSUMER DISCRETIONARY — 12.71%
Hotels, Restaurants & Leisure — 4.33%
Dave & Buster's Entertainment, Inc. *	61,710	1,914,861
Everi Holdings, Inc. *	175,686	2,849,627
Playa Hotels & Resorts NV *	406,884	2,368,065
Texas Roadhouse, Inc.	26,192	2,285,514
Wingstop, Inc.	54,341	6,815,448
Xponential Fitness, Inc. - A *	224,334	4,096,339
		20,329,854
Auto Components — 1.73%
Gentherm, Inc. *	35,511	1,765,962
Visteon Corp. *	60,206	6,385,448
		8,151,410
Internet & Direct Marketing Retail — 1.65%
Xometry, Inc. - A *	136,777	7,767,566
Specialty Retail — 1.59%
Boot Barn Holdings, Inc. *	20,977	1,226,316
Murphy USA, Inc.	22,675	6,233,584
		7,459,900
Diversified Consumer Services — 1.48%
Duolingo, Inc. *	48,681	4,635,891
European Wax Center, Inc. - A	124,975	2,305,789
		6,941,680
Leisure Products — 0.75%
Topgolf Callaway Brands Corp. *	182,353	3,512,119
Multiline Retail — 0.50%
Ollie's Bargain Outlet Holdings, Inc. *	45,861	2,366,428
	Shares, Principal Amount, or Number of Contracts	Value
Household Durables — 0.42%
Skyline Champion Corp. *	36,992	$1,955,767
Textiles, Apparel & Luxury Goods — 0.26%
Crocs, Inc. *	17,813	1,223,040
Total CONSUMER DISCRETIONARY (Cost $62,734,869)		59,707,764
CONSUMER STAPLES — 7.89%
Beverages — 4.28%
Celsius Holdings, Inc. *	91,871	8,330,862
MGP Ingredients, Inc.	68,360	7,257,098
The Duckhorn Portfolio, Inc. *	312,848	4,514,397
		20,102,357
Personal Products — 1.39%
elf Beauty, Inc. *	99,235	3,733,221
The Beauty Health Co. *	235,780	2,779,846
		6,513,067
Food & Staples Retailing — 1.18%
Grocery Outlet Holding Corp. *	68,713	2,287,456
Performance Food Group Co. *	76,347	3,279,103
		5,566,559
Food Products — 1.04%
Hostess Brands, Inc. *	209,620	4,871,569
Total CONSUMER STAPLES (Cost $35,241,097)		37,053,552
ENERGY — 5.51%
Oil, Gas & Consumable Fuels — 5.04%
Cameco Corp. [1]	302,584	8,021,502
Civitas Resources, Inc.	26,381	1,514,006
Excelerate Energy, Inc. - A	86,289	2,019,163
Golar LNG Ltd. *	195,369	4,868,595
Matador Resources Co.	109,135	5,338,884
Southwestern Energy Co. *	315,652	1,931,790
		23,693,940
Energy Equipment & Services — 0.47%
ProFrac Holding Corp. - A *	144,604	2,199,427
Total ENERGY (Cost $24,591,234)		25,893,367
MATERIALS — 4.88%
Metals & Mining — 2.52%
ATI, Inc. *	250,996	6,679,004
MP Materials Corp. *	188,151	5,136,522
		11,815,526
Chemicals — 2.36%
Aspen Aerogels, Inc. *	124,900	1,151,578
Cabot Corp.	50,695	3,238,903

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Livent Corp. *	218,481	$6,696,443
		11,086,924
Total MATERIALS (Cost $24,178,399)		22,902,450
FINANCIALS — 3.49%
Insurance — 3.49%
Kinsale Capital Group, Inc.	45,736	11,681,889
Palomar Holdings, Inc. *	56,474	4,728,003
		16,409,892
Total FINANCIALS (Cost $14,837,875)		16,409,892
COMMUNICATION SERVICES — 2.84%
Media — 1.22%
Nexstar Media Group, Inc. - A	34,508	5,757,660
Entertainment — 0.81%
World Wrestling Entertainment, Inc. - A	54,226	3,805,038
Diversified Telecommunication Services — 0.81%
Iridium Communications, Inc. *	85,383	3,788,444
Total COMMUNICATION SERVICES (Cost $13,411,519)		13,351,142
UTILITIES — 0.89%
Independent Power and Renewable Electricity Producers — 0.89%
Sunnova Energy International, Inc. *	190,208	4,199,793
Total UTILITIES (Cost $5,079,251)		4,199,793
REAL ESTATE — 0.67%
Equity Real Estate Investment Trusts — 0.67%
Ryman Hospitality Properties, Inc.	42,907	3,157,526
Total REAL ESTATE (Cost $3,853,713)		3,157,526
Total COMMON STOCKS (Cost $451,117,624)		467,471,480
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 1.72%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 2.25% [2] (Cost $8,088,386)	8,088,386	$8,088,386

TOTAL INVESTMENTS (Cost $459,206,010)	101.24%	$475,559,866
Liabilities In Excess of Other Assets	(1.24)%	(5,830,464)
Net Assets	100.00%	$469,729,402

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.62%
INDUSTRIALS — 21.82%
Construction & Engineering — 5.79%
Ameresco, Inc. - A *	1,416	$94,136
Quanta Services, Inc.	2,348	299,112
Valmont Industries, Inc.	246	66,080
WillScot Mobile Mini Holdings Corp. *	7,040	283,923
		743,251
Professional Services — 3.28%
CACI International, Inc. - A *	270	70,486
Exponent, Inc.	753	66,016
FTI Consulting, Inc. *	936	155,105
KBR, Inc.	3,006	129,919
		421,526
Commercial Services & Supplies — 3.22%
Clean Harbors, Inc. *	880	96,783
Driven Brands Holdings, Inc. *	1,980	55,400
Ritchie Bros Auctioneers, Inc. [1]	2,518	157,325
Tetra Tech, Inc.	810	104,109
		413,617
Building Products — 3.12%
Advanced Drainage Systems, Inc.	941	117,032
Carlisle Cos., Inc.	1,009	282,934
		399,966
Machinery — 2.32%
Chart Industries, Inc. *	1,617	298,094
Aerospace & Defense — 1.96%
Axon Enterprise, Inc. *	801	92,716
Curtiss-Wright Corp.	1,144	159,199
		251,915
Trading Companies & Distributors — 1.29%
Core & Main, Inc. - A *	7,257	165,024
Electrical Equipment — 0.84%
Plug Power, Inc. *	5,120	107,571
Total INDUSTRIALS (Cost $2,670,834)		2,800,964
HEALTH CARE — 20.20%
Biotechnology — 11.44%
Alnylam Pharmaceuticals, Inc. *	776	155,324
Apellis Pharmaceuticals, Inc. *	1,895	129,429
Argenx SE - ADR 1,*	424	149,693
Ascendis Pharma A/S - ADR 1,*	652	67,326
Crinetics Pharmaceuticals, Inc. *	3,401	66,796
Galapagos NV - SP ADR 1,*	1,276	54,409
Halozyme Therapeutics, Inc. *	4,569	180,658
Karuna Therapeutics, Inc. *	287	64,555
	Shares, Principal Amount, or Number of Contracts	Value
Neurocrine Biosciences, Inc. *	1,866	$198,188
Relay Therapeutics, Inc. *	4,811	107,622
United Therapeutics Corp. *	330	69,095
Xenon Pharmaceuticals, Inc. 1,*	6,224	224,686
		1,467,781
Health Care Equipment & Supplies — 6.38%
Axonics, Inc. *	2,561	180,397
Inari Medical, Inc. *	637	46,272
Inspire Medical Systems, Inc. *	740	131,254
Insulet Corp. *	411	94,283
Lantheus Holdings, Inc. *	850	59,781
Penumbra, Inc. *	497	94,231
Shockwave Medical, Inc. *	763	212,167
		818,385
Life Sciences Tools & Services — 1.10%
Repligen Corp. *	755	141,268
Health Care Providers & Services — 0.88%
AMN Healthcare Services, Inc. *	1,069	113,271
Health Care Technology — 0.40%
Allscripts Healthcare Solutions, Inc. *	3,388	51,599
Total HEALTH CARE (Cost $2,451,328)		2,592,304
INFORMATION TECHNOLOGY — 17.25%
Semiconductors & Semiconductor Equipment — 6.34%
Enphase Energy, Inc. *	997	276,638
First Solar, Inc. *	344	45,501
Lattice Semiconductor Corp. *	905	44,535
ON Semiconductor Corp. *	3,640	226,881
SolarEdge Technologies, Inc. 1,*	328	75,919
Wolfspeed, Inc. *	1,390	143,670
		813,144
Software — 6.14%
Bill.com Holdings, Inc. *	394	52,154
Braze, Inc. - A *	1,352	47,090
CyberArk Software Ltd. 1,*	1,139	170,781
Gitlab, Inc. - A *	1,244	63,718
Paycom Software, Inc. *	512	168,955
Paylocity Holding Corp. *	1,183	285,789
		788,487
IT Services — 2.62%
Endava PLC - SP ADR 1,*	860	69,342
EPAM System, Inc. *	483	174,938
ExlService Holdings, Inc. *	629	92,689
		336,969

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Communications Equipment — 2.15%
Calix, Inc. *	4,511	$275,803
Total INFORMATION TECHNOLOGY (Cost $2,049,403)		2,214,403
CONSUMER DISCRETIONARY — 12.15%
Hotels, Restaurants & Leisure — 2.07%
Hyatt Hotels Corp. - A *	1,329	107,596
Wingstop, Inc.	1,257	157,653
		265,249
Specialty Retail — 1.92%
Murphy USA, Inc.	393	108,040
Ulta Beauty, Inc. *	345	138,410
		246,450
Internet & Direct Marketing Retail — 1.72%
Xometry, Inc. - A *	3,883	220,516
Leisure Products — 1.39%
Mattel, Inc. *	5,154	97,616
Topgolf Callaway Brands Corp. *	4,180	80,507
		178,123
Auto Components — 1.13%
Visteon Corp. *	1,374	145,726
Textiles, Apparel & Luxury Goods — 1.00%
Deckers Outdoor Corp. *	411	128,483
Diversified Consumer Services — 0.87%
Duolingo, Inc. *	1,169	111,324
Distributors — 0.68%
LKQ Corp.	1,844	86,945
Automobiles — 0.50%
Harley-Davidson, Inc.	1,849	64,493
Multiline Retail — 0.45%
Ollie's Bargain Outlet Holdings, Inc. *	1,129	58,256
Household Durables — 0.42%
Skyline Champion Corp. *	1,011	53,452
Total CONSUMER DISCRETIONARY (Cost $1,648,177)		1,559,017
ENERGY — 5.40%
Oil, Gas & Consumable Fuels — 4.46%
Cameco Corp. [1]	9,447	250,440
Civitas Resources, Inc.	773	44,362
Diamondback Energy, Inc.	1,268	152,743
New Fortress Energy, Inc.	1,625	71,029
Southwestern Energy Co. *	8,857	54,205
		572,779
Energy Equipment & Services — 0.94%
Helmerich & Payne, Inc.	1,580	58,413
	Shares, Principal Amount, or Number of Contracts	Value
ProFrac Holding Corp. - A *	4,045	$61,524
		119,937
Total ENERGY (Cost $662,682)		692,716
FINANCIALS — 5.24%
Insurance — 4.44%
Kinsale Capital Group, Inc.	1,104	281,984
Ryan Specialty Holdings, Inc. *	5,453	221,501
W. R. Berkley Corp.	1,028	66,388
		569,873
Capital Markets — 0.80%
LPL Financial Holdings, Inc.	470	102,685
Total FINANCIALS (Cost $594,404)		672,558
CONSUMER STAPLES — 4.79%
Beverages — 2.48%
Celsius Holdings, Inc. *	2,247	203,758
Molson Coors Beverage Co. - B	1,356	65,074
The Duckhorn Portfolio, Inc. *	3,443	49,683
		318,515
Food & Staples Retailing — 1.75%
BJ's Wholesale Club Holdings, Inc. *	1,870	136,154
Performance Food Group Co. *	2,066	88,735
		224,889
Food Products — 0.56%
Lamb Weston Holdings, Inc.	921	71,267
Total CONSUMER STAPLES (Cost $590,305)		614,671
COMMUNICATION SERVICES — 4.71%
Entertainment — 2.78%
Liberty Media Corp.-Liberty Formula One - C *	4,319	252,662
World Wrestling Entertainment, Inc. - A	1,483	104,062
		356,724
Media — 1.08%
Nexstar Media Group, Inc. - A	828	138,152
Diversified Telecommunication Services — 0.50%
Iridium Communications, Inc. *	1,461	64,824
Interactive Media & Services — 0.35%
Pinterest, Inc. - A *	1,928	44,922
Total COMMUNICATION SERVICES (Cost $626,652)		604,622

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
MATERIALS — 4.70%
Chemicals — 2.55%
Albemarle Corp.	746	$197,272
CF Industries Holdings, Inc.	1,351	130,034
		327,306
Metals & Mining — 2.15%
ATI, Inc. *	4,965	132,119
MP Materials Corp. *	5,254	143,434
		275,553
Total MATERIALS (Cost $578,844)		602,859
UTILITIES — 0.89%
Independent Power and Renewable Electricity Producers — 0.89%
Sunnova Energy International, Inc. *	5,201	114,838
Total UTILITIES (Cost $133,438)		114,838
REAL ESTATE — 0.47%
Equity Real Estate Investment Trusts — 0.47%
Ryman Hospitality Properties, Inc.	827	60,859
Total REAL ESTATE (Cost $73,939)		60,859
Total COMMON STOCKS (Cost $12,080,006)		12,529,811
SHORT TERM INVESTMENTS — 1.74%
Northern Institutional Government Portfolio (Shares Class), 2.31% [2] (Cost $222,522)	222,522	222,522

TOTAL INVESTMENTS (Cost $12,302,528)	99.36%	$12,752,333
Other Assets In Excess of Liabilities	0.64%	82,531
Net Assets	100.00%	$12,834,864

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 1.63%
Leisure Time — 1.63%
Topgolf International, Inc., Initial Term Loan 2/9/26 [1,2]	$1,423,754	$1,404,619
Topgolf International, Inc., Initial Term Loan 9.33%, 2/9/26 [1]	1,906,972	1,881,342
		3,285,961
Total BANK LOANS (Cost $3,320,000)		3,285,961
CONVERTIBLE CORPORATE BONDS — 2.38%
Media — 2.38%
Twitter, Inc. 2.23%, 3/15/26	5,240,000	4,796,823
Total CONVERTIBLE CORPORATE BONDS (Cost $4,829,076)		4,796,823
CORPORATE BONDS — 28.62%
Commercial Services — 4.14%
MoneyGram International, Inc. 5.38%, 8/1/26 [3,4]	8,527,000	8,356,460
Electric — 3.89%
Vistra Corp. 8.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 693 basis points), 10/15/26 [3,5,6]	645,000	592,289
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [3,4,5,6]	8,322,000	7,265,189
		7,857,478
Entertainment — 11.02%
Cinemark USA, Inc. 5.25%, 7/15/28 [3,4]	13,362,000	10,276,581
Golden Entertainment, Inc. 7.63%, 4/15/26 [3]	12,127,000	11,959,041
		22,235,622
Lodging — 4.68%
Arrow Bidco LLC 9.50%, 3/15/24 [3,4]	9,431,000	9,432,580
Media — 2.26%
Twitter, Inc. 5.00%, 3/1/30 [3]	4,748,000	4,550,056
Oil & Gas — 1.37%
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/25 [3]	2,704,000	2,769,761
	Shares, Principal Amount, or Number of Contracts	Value
Pharmaceuticals — 0.81%
Curaleaf Holdings, Inc. 8.00%, 12/15/26 [3,7]	$1,814,000	$1,627,441
Retail — 0.45%
Kohl's Corp. 3.38%, 5/1/31	1,460,000	901,696
Total CORPORATE BONDS (Cost $62,144,986)		57,731,094
COMMON STOCKS — 52.04%
Banks — 6.64%
Blue Foundry Bancorp 4,*	446,396	4,977,315
HarborOne Bancorp, Inc. [4]	228,412	3,065,289
Kearny Financial Corp./MD [4]	503,871	5,351,110
		13,393,714
Biotechnology — 9.77%
Ascendis Pharma A/S - ADR 4,7,*	13,514	1,395,456
Biohaven Pharmaceutical Holding Co. Ltd. *	14,337	2,167,324
Crinetics Pharmaceuticals, Inc. *	324,621	6,375,556
DICE Therapeutics, Inc. 4,*	77,220	1,566,022
Relay Therapeutics, Inc. 4,*	159,877	3,576,449
Xenon Pharmaceuticals, Inc. 4,7,*	128,193	4,627,767
		19,708,574
Commercial Services — 1.26%
Triton International Ltd. [7]	46,634	2,552,279
Engineering & Construction — 4.25%
WillScot Mobile Mini Holdings Corp. 4,*	212,837	8,583,716
Entertainment — 5.19%
Golden Entertainment, Inc. 4,*	300,240	10,475,374
Financial Services — 3.19%
FTAC Zeus Acquisition Corp. - A *	133,692	1,343,604
Screaming Eagle Acquisition Corp. - A *	525,785	5,089,599
		6,433,203
Food — 0.72%
Albertsons Cos, Inc. - A	58,418	1,452,272
Healthcare - Products — 0.35%
SomaLogic, Inc. *	241,548	700,489
Holding Companies - Diversified — 9.54%
Class Acceleration Corp. - A 8,*	108,472	1,071,703
Corazon Capital V838 Monoceros Corp. - A 4,8,*	189,734	1,880,264
First Light Acquisition Group, Inc. - A 8,*	306,250	3,016,562
Flag U Founders 8,*,^	24,357	0

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Jack Creek Investment Corp. - A 8,*	302,994	$3,014,790
Live Oak Mobility Acquisition Corp. - A 4,8,*	214,262	2,104,053
Logistics Innovation Technologies Corp. - A 8,*	192,225	1,878,038
Senior Connect Acquisition Corp. I - A 4,8,*	190,710	1,897,565
Tekkorp Digital Acquisition Corp. - A 4,8,*	189,734	1,901,135
Tishman Speyer Innovation Corp. II - A 4,8,*	184,448	1,816,813
Z-Work Acquisition Corp. - A 8,*	67,660	666,451
		19,247,374
Leisure Time — 1.34%
Topgolf Callaway Brands Corp. *	140,660	2,709,112
Metal Fabricate/Hardware — 1.38%
Hillman Solutions Corp. 4,*	368,616	2,779,365
Savings & Loans — 2.82%
Berkshire Hills Bancorp, Inc. [4]	208,084	5,680,693
Transportation — 5.59%
Air Transport Services Group, Inc. 4,*	208,928	5,033,075
Atlas Air Worldwide Holdings, Inc. *	51,554	4,927,016
XPO Logistics, Inc. 4,*	29,442	1,310,758
		11,270,849
Total COMMON STOCKS (Cost $110,146,149)		104,987,014
PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) — 0.38%
Biotechnology — 0.38%
EQRx, Inc. *	153,962	762,112
Total PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) (Cost $1,539,620)		762,112
PREFERRED STOCKS — 1.55%
Telecommunications — 1.55%
Telephone and Data Systems, Inc. 6.63%, [9]	22,999	458,830
Telephone and Data Systems, Inc. 6.00%, [9]	143,604	2,671,034
Total PREFERRED STOCKS (Cost $4,001,820)		3,129,864
WARRANTS — 0.10%
Class Acceleration Corp. - A, Exp. 3/31/28, Strike $11.50 *	54,236	656
	Shares, Principal Amount, or Number of Contracts	Value
Corazon Capital V838 Monoceros Corp. - A, Exp. 12/31/28, Strike $11.50 *	53,713	$3,223
Deep Lake Capital Acquisition Corp. - B, Exp. 12/31/27, Strike $11.50 *	10,795	372
EQRx, Inc., Exp. 12/31/28, Strike $11.50 *	26,680	21,878
First Light Acquisition Group, Inc., Exp. 10/7/23, Strike $11.50 *	193,125	10,969
FTAC Zeus Acquisition Corp. - A, Exp. 11/23/26, Strike $11.50 *	66,846	6,685
Inspirato, Inc., Exp. 1/1/30, Strike $11.50 *	35,733	8,630
Jack Creek Investment Corp., Exp. 12/31/27, Strike $11.50 *	151,497	42,419
Live Oak Mobility Acquisition Corp., Exp. 3/4/28, Strike $11.50 *	42,851	6,428
Logistics Innovation Technologies Corp., Exp. 6/15/28, Strike $11.50 *	64,075	3,844
Longview Acquisition Corp. II - A, Exp. 5/10/26, Strike $11.50 *	45,820	3,207
Pagaya Technologies Ltd., Exp. 5/31/27, Strike $11.50 *	121,900	30,475
Screaming Eagle Acquisition Corp. - A, Exp. 5/1/27, Strike $11.50 *	175,261	38,733
Senior Connect Acquisition Corp. I - A, Exp. 12/31/27, Strike $11.50 *	62,919	635
SomaLogic, Inc., Exp. 12/31/27, Strike $11.50 *	22,690	9,959
Tekkorp Digital Acquisition Corp., Exp. 1/24/25, Strike $11.50 *	59,550	1,191
Tishman Speyer Innovation Corp. II - A, Exp. 12/31/27, Strike $11.50 *	36,889	1,612
X4 Pharmaceuticals, Inc., Exp. 4/12/24, Strike $13.20 *	5,547	143
ZeroFox Holdings, Inc., Exp. 5/23/27, Strike $11.50 *	65,250	12,397
Z-Work Acquisition Corp. - A, Exp. 12/31/27, Strike $11.50 *	22,553	677
Total WARRANTS (Cost $9,328)		204,133

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 12.34%
Northern Institutional Treasury Portfolio (Premier Class), 2.38% [10] (Cost $24,883,895)	24,883,895	$24,883,895

TOTAL INVESTMENTS (Cost $210,874,874)	99.04%	$199,780,896
Other Assets In Excess of Liabilities	0.96%	1,942,434
Net Assets	100.00%	$201,723,330
INVESTMENT SECURITIES SOLD SHORT — (12.94)%
CORPORATE BONDS — (1.59)%
Entertainment — (1.59)%
AMC Entertainment Holdings, Inc. 7.50% 2/15/29 [3]	(4,141,000)	(3,198,922)
Total CORPORATE BONDS (Proceeds $3,578,665)		(3,198,922)
COMMON STOCKS — (1.30)%
Forest Products & Paper — (0.49)%
International Paper Co.	(31,186)	(988,596)
Internet — (0.33)%
Twitter, Inc. *	(15,000)	(657,600)
Packaging & Containers — (0.48)%
Westrock Co.	(31,605)	(976,279)
Total COMMON STOCKS (Proceeds $2,637,872)		(2,622,475)
EXCHANGE-TRADED FUNDS — (10.05)%
Global X US Infrastructure Development ETF	(34,526)	(796,170)
iShares Russell 2000 ETF	(12,548)	(2,069,416)
iShares S&P Mid-Cap 400 Value ETF	(8,901)	(801,090)
SPDR S&P Biotech ETF *	(79,187)	(6,281,113)
	Shares, Principal Amount, or Number of Contracts	Value
SPDR S&P Regional Banking ETF	(175,514)	$(10,334,264)
Total EXCHANGE-TRADED FUNDS (Proceeds $27,188,966)		(20,282,053)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $33,405,503)	(12.94)%	$(26,103,450)

ADR	American Depositary Receipt
CMT	Constant Maturity

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at September 30, 2022. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Position is unsettled. Contract rate was not determined at September 30,2022 and does not take effect until settlement date.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $53,630,476, which represents 27% of Net Assets.
[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[5]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[6]	Variable rate security. Rates disclosed as of September 30, 2022.
[7]	Foreign security denominated and/or traded in U.S. dollars.
[8]	Special Purpose Acquisition Company (SPAC).
[9]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[10]	7 day current yield as of September 30, 2022 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2022 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

S&P GSCI	Financing Index: 1-Month ICE LIBOR USD - 0.5%	10/20/2022	GSC	USD	190,467	$357,314	$—	$357,314
S&P GSCI	Financing Index: 1-Month ICE LIBOR USD - 0.5%	1/23/2023	GSC	USD	60,284	59,709	—	59,709
3-Day S&P GSCI	Financing Index: 1-Day US Federal Fund Effective Rate - 0.5%	8/28/2023	GSC	USD	647,715	14,285	—	14,285
3-Day S&P GSCI	Financing Index: 1-Month ICE LIBOR USD - 0.5%	8/28/2023	GSC	USD	94,281	2,038	—	2,038
Financing Index: 1-Day US Federal Fund Effective Rate + 0.6%	Cannae Holdings, Inc. (Monthly)	8/28/2023	GSC	USD	647,967	275,740	—	275,740
Financing Index: 1-Month ICE LIBOR USD + 0.6%	Cannae Holdings, Inc. (Monthly)	8/28/2023	GSC	USD	94,281	39,334	—	39,334
						$748,420	$—	$748,420
GSC - Goldman Sachs International
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1. All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Emerging Markets Opportunities Fund, and International Small Cap Growth Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of September 30, 2022:
Assets	Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$29,462,814	$—	$29,462,814	$—
Europe	6,938,050	—	6,938,050	—*
Far East
China	382,900,479	66,069,294	316,831,185	—
India	314,455,181	57,288,162	257,167,019	—
Indonesia	63,172,960	—	63,172,960	—
Japan	8,098,733	—	8,098,733	—
Philippines	3,450,131	—	3,450,131	—
South Korea	171,294,968	14,746,332	156,548,636	—
Taiwan	136,335,807	96,741,245	39,594,562	—
Thailand	55,013,553	—	55,013,553	—
Vietnam	7,900,329	—	7,900,329	—
Middle East
Israel	18,973,414	—	18,973,414	—
Qatar	26,155,143	—	26,155,143	—
Saudi Arabia	61,807,054	—	61,807,054	—
United Arab Emirates	39,108,744	13,924,433	25,184,311	—
North America
Canada	51,581,851	51,581,851	—	—
Mexico	48,539,954	48,539,954	—	—
United States	54,242,163	42,814,007	11,428,156	—
South America	200,572,343	200,572,343	—	—
Preferred Stocks
South America	8,104,157	8,104,157	—	—
Rights
South America	4,960	4,960	—	—
Short Term Investments	128,412,859	128,412,859	—	—
Total	$1,816,525,647	$728,799,597	$1,087,726,050	$—

* Level 3 security has zero value.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of September 30, 2022:
Assets	Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Far East	$75,253,466	$—	$75,253,466	$—
Middle East	3,681,143	—	3,681,143	—
North America
Canada	2,570,322	2,570,322	—	—
United States	963,888	—	963,888	—
South America	11,797,104	11,797,104	—	—
Preferred Stocks
South America	767,867	767,867	—	—
Short Term Investments	5,204,766	5,204,766	—	—
Total	$100,238,556	$20,340,059	$79,898,497	$—
The following is a summary of the inputs used to value the Emerging Markets Opportunities Fund’s investments as of September 30, 2022:
Assets	Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$275,039	$275,039	$—	$—
Brazil	2,361,767	2,361,767	—	—
Canada	1,315,259	1,315,259	—	—
China	5,609,570	2,278,235	3,331,335	—
France	208,152	—	208,152	—
India	4,941,199	1,750,289	3,190,910	—
Indonesia	1,338,486	—	1,338,486	—
Mexico	1,000,318	1,000,318	—	—
Netherlands	362,909	—	362,909	—
Qatar	510,917	—	510,917	—
Saudi Arabia	1,767,116	—	1,767,116	—
South Korea	4,118,792	—	4,118,792	—
Taiwan	3,065,248	—	3,065,248	—
Thailand	605,325	—	605,325	—
United Arab Emirates	1,297,437	740,481	556,956	—
United States	2,234,482	1,470,940	763,542	—
Short Term Investments	1,952,581	1,952,581	—	—
Sovereign Bonds	8,754,541	—	8,754,541	—
Total	$41,719,138	$13,144,909	$28,574,229	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of September 30, 2022:
Assets	Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Austria	$4,279,523	$—	$4,279,523	$—
Belgium	2,688,399	—	2,688,399	—
Denmark	7,804,235	—	7,804,235	—
Finland	6,141,633	—	6,141,633	—
France	13,369,929	—	13,369,929	—
Germany	8,631,649	—	8,631,649	—
Ireland	2,668,309	2,668,309	—	—
Italy	5,616,987	—	5,616,987	—
Netherlands	6,707,384	—	6,707,384	—
Norway	2,182,601	—	2,182,601	—
Spain	1,508,272	—	1,508,272	—
Sweden	5,957,006	—	5,957,006	—
Switzerland	8,726,017	—	8,726,017	—
United Kingdom	26,890,967	3,155,154	23,735,813	—
Far East
Australia	2,502,475	—	2,502,475	—
China	1,871,542	764,009	1,107,533	—
India	969,713	—	969,713	—
Indonesia	2,166,790	—	2,166,790	—
Japan	34,437,608	—	34,437,608	—
Taiwan	1,870,783	—	1,870,783	—
Middle East	2,561,005	2,561,005	—	—
North America
Canada	24,650,769	24,650,769	—	—
Mexico	3,868,952	3,868,952	—	—
United States	2,559,337	—	2,559,337	—
South America	8,243,298	8,243,298	—	—
Short Term Investments	9,057,251	9,057,251	—	—
Total	$197,932,434	$54,968,747	$142,963,687	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of September 30, 2022:
Assets*	Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$182,134,692	$182,134,692	$—	$—
Short Term Investments	764,386	764,386	—	—
Warrants	28,352	28,352	—	—
Total	$182,927,430	$182,927,430	$—	$—

* See Schedule of Investments for industry breakout.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of September 30, 2022:
Assets*	Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$467,471,480	$467,471,480	$—	$—
Short Term Investments	8,088,386	8,088,386	—	—
Total	$475,559,866	$475,559,866	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of September 30, 2022:
Assets*	Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$12,529,811	$12,529,811	$—	$—
Short Term Investments	222,522	222,522	—	—
Total	$12,752,333	$12,752,333	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of September 30, 2022:
Assets*	Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bank Loans	$3,285,961	$—	$3,285,961	$—
Common Stocks
Banks	13,393,714	13,393,714	—	—
Biotechnology	19,708,574	19,708,574	—	—
Commercial Services	2,552,279	2,552,279	—	—
Engineering & Construction	8,583,716	8,583,716	—	—
Entertainment	10,475,374	10,475,374	—	—
Financial Services	6,433,203	6,433,203	—	—
Food	1,452,272	1,452,272	—	—
Healthcare - Products	700,489	700,489	—	—
Holding Companies - Diversified	19,247,374	14,598,832	4,648,542	—**
Leisure Time	2,709,112	2,709,112	—	—
Metal Fabricate/Hardware	2,779,365	2,779,365	—	—
Savings & Loans	5,680,693	5,680,693	—	—
Transportation	11,270,849	11,270,849	—	—
Convertible Corporate Bonds	4,796,823	—	4,796,823	—
Corporate Bonds	57,731,094	—	57,731,094	—
Preferred Stocks	3,129,864	3,129,864	—	—
Private Investment In Public Equity (PIPES)	762,112	762,112	—	—
Short Term Investments	24,883,895	24,883,895	—	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets*	Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Warrants	$204,133	$178,803	$25,330	$—
Total	$199,780,896	$129,293,146	$70,487,750	$—

Liabilities
Common Stocks Sold Short	$(2,622,475)	$(2,622,475)	$—	$—
Corporate Bonds Sold Short	(3,198,922)	—	(3,198,922)	—
Exchange-Traded Funds Sold Short	(20,282,053)	(20,282,053)	—	—
Total	$(26,103,450)	$(22,904,528)	$(3,198,922)	$—

Other Financial Instruments
Total Return Swaps - Assets***	$748,420	$—	$748,420	$—
Total Other Financial Instruments	$748,420	$—	$748,420	$—

* See Schedule of Investments for industry breakout.
** Level 3 security has zero value.
*** Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.
As of September 30, 2022, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund and Event Driven Fund.
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On September 30, 2022, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are recognized as investment income at the fair value of the property received.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At September 30, 2022, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At September 30, 2022, the Funds had no such outstanding commitments.
B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2022, through September 30, 2022, the Emerging Markets Opportunities Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; 2) options to both hedge exposure and provide exposure to certain market segments or specific securities. During the period January 1, 2022, through September 30, 2022, the Micro Cap Growth Fund primarily utilized: 1) warrants to both hedge exposure and provide exposure to certain market segments or specific securities. During the period January 1, 2022, through September 30, 2022, the Event Driven Fund primarily utilized: 1) total return swaps to gain exposure to certain sectors and manage volatility; and 2) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities. Detail regarding each derivative type is included below.
Swap Contracts
The Emerging Markets Opportunities Fund and Event Driven Fund engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.
Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation

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(depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.
Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedules of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency

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transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation). In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.
C. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.
D. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.